Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs

	2011	2010
Property and casualty insurance	$189	$181
Annuity and supplemental insurance:
Policy acquisition costs	898	793
Policyholder sales inducements	207	208
Present value of future profits (“PVFP”)	144	164
Impact of unrealized gains and losses on securities	(537)	(315)

Total annuity and supplemental	712	850

	$901	$1,031